(OUTSIDE FRONT COVER)


                                                               Annual Report



                                           LIQUIDITY PLUS MONEY MARKET FUND*
                                                           DECEMBER 31, 1998

                                                         (INSIDE FRONT COVER)






Dear shareholders:

On the following pages you will find the most recent financial information for The St. Clair Liquidity Plus Fund. I hope you are pleased with the performance and operations of the Fund during this year--a year that will clearly go down in the history books as having taken investors on a rocky ride. Particularly in light of the volatility the financial markets demonstrated this year,

Our goal with this Fund is to provide shareholders with a competitive money market return consistent with maintaining stability of principal. I am pleased to report that the Fund continues to meet its goals. The fund had a 39-day average maturity at December 31, 1998. Given the historically low spreads in yields, we have chosen to keep the portfolio fairly short in order to capitalize on a broadening out of the market when it occurs. In the meantime, the Fund continues to provide a competitive yield to investors.

If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at http://www.munder.com. Thank you very much for your continued confidence in the Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.



Very truly yours

/s/  Lee Munder

Lee Munder, President

  Liquidity Plus Money Market Fund
      Portfolio of Investments, December 31, 1998
-----------------------------------------------------------------------------

                                                             Rating (Unaudited)
    Principal                                               ---------------------
     Amount                                                   S&P         Moody's        Value
     ------                                                   ---         -------        -----
CERTIFICATES OF DEPOSIT -- 7.8%
         $3,000,000      Bank of Nova Scotia,
                            5.190% due 02/08/1999**          A1+/AA-      P1/Aa3      $ 3,000,000
          3,000,000      UBS AG Stamford Branch,
                            5.120% due 01/19/1999            A1+/AA+      P1/Aaa        3,000,000
                                                                                      -----------
                         TOTAL CERTIFICATES OF DEPOSIT
                          (Cost $6,000,000)                                             6,000,000
                                                                                      -----------
COMMERCIAL PAPER -- 61.2%
          3,000,000      Asset Securitization Cooperative
                            Corporation,
                            5.280% due 01/25/1999**          A1+/NR       P1/NR         2,989,440
          3,000,000      Banc One Funding Corporation,
                            5.580% due 01/15/1999**          A1/NR        P1/NR         2,993,490
          3,000,000      Beta Finance, Inc.,
                            4.890% due 05/12/1999**          A1+/AAA      P1/NR         2,946,618
          3,000,000      Canadian Wheat Board,
                            5.150% due 03/11/1999**          A1+/AA+      P1/Aa2        2,970,388
          2,500,000      Centric Capital Corporation,
                            4.750% due 04/21/1999**          A1+NR        P1/NR         2,463,715
          3,000,000      CXC, Inc.,
                            5.170% due 03/15/1999**          A1+/NR       P1/NR         2,968,549
          3,000,000      Enterprise Funding Corporation,
                            5.400% due 01/20/1999**          A1+/NR       P1/NR         2,991,450
          3,000,000      Falcon Asset Securitization,
                            5.220% due 03/22/1999**          A1/NR        P1/NR         2,965,200
          3,000,000      Finova Capital Corporation,
                            5.430% due 01/21/1999**, +++     A2/A-        P2/Baa1       2,990,950
          3,000,000      Ford Motor Credit Company,
                            5.410% due 02/19/1999**          A1/A         P1/A1         2,977,909
          3,000,000      General Electric Capital
                            Corporation,
                            4.930% due 05/12/1999**          A1+/AAA      P1/Aaa        2,946,181
          3,000,000      Golden Funding Corporation,
                            5.250% due 01/14/1999**          A1+/NR       P1/NR         2,994,313
          3,000,000      International Lease Finance
                            Corporation,
                            5.470% due 01/04/1999**          A1+/A+       P1/A1         2,998,632
          3,000,000      Lloyds Bank Plc,
                            4.870% due 06/01/1999**          A1+/NR       P1/Aa1        2,938,719
          3,000,000      Moat Funding LLC,
                            5.650% due 01/14/1999**, +++     NR/NR        P1/NR         2,993,879
          3,000,000      Sanwa Business Credit Corporation,
                            6.200% due 01/19/1999**, +++     A2/BBB+      P1/A1         2,990,700
                                                                                      -----------
                         TOTAL COMMERCIAL PAPER
                          (Cost $47,120,133)                                           47,120,133
                                                                                      -----------

                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
           Portfolio of Investments, December 31, 1998
                              (Continued)

    Principal
     Amount                                                           Value
     ------                                                           -----

REPURCHASE AGREEMENTS -- 30.6%
        $17,555,239      Agreement with Lehman
                         Brothers Holdings Inc.,
                         4.900% dated 12/31/1998, to
                         be repurchased at
                         $17,564,797 on 01/04/1999,
                         collateralized by
                         $53,875,000 U.S. Treasury
                         Strips, maturing 11/15/2018
                         (value $17,907,510)                       $17,555,239
         $3,000,000      Agreement with Merrill Lynch
                         and Company, Inc., 4.850%
                         dated 12/31/1998, to be
                         repurchased at $3,001,617 on
                         01/04/1999, collateralized by
                         $2,270,000 U.S. Treasury
                         Note, 8.000% maturing
                         11/15/2021 (value $3,061,663)               3,000,000
         $3,000,000      Agreement with State Street
                         Bank and Trust Company,
                         4.850% dated 12/31/1998, to
                         be repurchased at $3,001,617
                         on 01/04/1999,collateralized
                         by $2,505,000 U.S. Treasury
                         Note,7.250% maturing
                         05/15/2016 (value $3,062,347)               3,000,000
                                                                   -----------

                         TOTAL REPURCHASE AGREEMENTS
                          (Cost $23,555,239)                        23,555,239
                                                                   -----------

TOTAL INVESTMENTS (Cost $76,675,372*)                    99.6%      76,675,372
OTHER ASSETS AND LIABILITIES (Net)                        0.4          289,338
                                                        -----      -----------

NET ASSETS                                              100.0%     $76,964,710
                                                        =====      ===========


      * Aggregate cost for Federal tax purposes.
     ** Rate represents annualized yield at date of purchase.
    +++ These securities have either a F1 rating by Fitch or a D1 rating by Duff & Phelps, or both, and they are defined as eligible securities under Rule 2a-7.


                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
           Statement of Assets and Liabilities, December 31, 1998

-----------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $ 76,675,372)
  See accompanying schedule:
        Securities.........................................    $53,120,133
        Repurchase Agreements..............................     23,555,239
                                                               -----------
Total Investments..........................................     76,675,372
Receivable for Fund shares sold............................        302,215
Interest receivable........................................         45,584
Unamortized organization costs.............................         11,985
Prepaid expenses...........................................          4,192
                                                               -----------
    Total Assets...........................................     77,039,348
                                                               -----------

LIABILITIES:
Payable for fund shares redeemed...........................          5,827
Distribution and shareholder servicing fees payable........         22,315
Investment advisory fee payable............................         22,387
Administration fee payable.................................          6,901
Transfer agent fee payable.................................            322
Custodian fees payable.....................................         11,272
Accrued Directors' fees and expenses.......................            339
Accrued expenses and other payables........................          5,275
                                                               -----------
    Total Liabilities......................................         74,638
                                                               -----------

NET ASSETS.................................................    $76,964,710
                                                               ===========

NET ASSETS consist of:
Par value..................................................         76,965
Paid-in capital in excess of par value.....................     76,887,745
                                                               -----------
    Total Net Assets.......................................    $76,964,710
                                                               ===========

NET ASSET VALUE, offering and redemption
    price per share $76,964,710 / 76,964,710 shares
    outstanding)...........................................    $      1.00
                                                               ===========

                      See Notes to Financial Statements.

  Liquidity Plus Money Market Fund
           Statement of Operations, Year Ended December 31, 1998

------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest...............................................   $3,717,647
                                                          ----------
    Total investment income............................    3,717,647
                                                          ----------

EXPENSES:
Distribution and shareholder servicing fees............      239,737
Investment advisory fee................................      233,769
Administration fee.....................................       71,492
Custodian fees.........................................       30,562
Legal and audit fees...................................       26,639
Transfer agent fee.....................................       16,859
Registration and filing fees...........................       16,179
Amortization of organizational costs...................        3,479
Directors' fees and expenses...........................        2,939
Other..................................................        7,435
                                                          ----------
    Total Expenses.....................................      649,090
                                                          ----------
NET INVESTMENT INCOME..................................    3,068,557
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $3,068,557
                                                          ==========

                      See Notes to Financial Statements.


Liquidity Plus Money Market Fund
 Statement of Changes in Net Assets

-----------------------------------------------------------------------------


                                                                   Year           Period
                                                                   Ended          Ended
                                                                   12/31/98       12/31/97(a)
                                                                   --------       -----------
Net investment income.........................................    $  3,068,557    $    638,608
                                                                  ------------    ------------
Net increase in net assets resulting from operations..........       3,068,557         638,608

Distributions to shareholders from net investment income.....       (3,068,557)       (638,608)
Net increase in net assets from Fund share transactions......       20,328,993      56,635,717
                                                                  ------------    ------------
Net increase in net assets....................................      20,328,993      56,635,717
NET ASSETS:
Beginning of period...........................................      56,635,717            --
                                                                  ------------    ------------

End of period.................................................    $ 76,964,710    $ 56,635,717
                                                                  ============    ============


---------
(a) Liquidity Plus Money Market Fund commenced operation on June 4, 1997.


Liquidity Plus Money Market Fund
   Financial Highlights, For a Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------


                                                                        Year            Period
                                                                        Ended           Ended
                                                                        12/31/98        12/31/97 (a)
                                                                        --------        ------------
Net asset value, beginning of period................................   $  1.00          $  1.00
                                                                       -------          -------
Income from investment operations:
Net investment income...............................................     0.050            0.030
                                                                       -------          -------
Total from investment operations....................................     0.050            0.030
                                                                       -------          -------
Less distributions:
Distributions from net investment income............................    (0.050)          (0.030)
                                                                       -------          -------
Total distributions.................................................    (0.050)          (0.030)
                                                                       -------          -------
Net asset value, end of period......................................   $  1.00         $   1.00
                                                                       ========         =======
Total return (b)....................................................      4.68%            2.59%
                                                                       ========         =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................................   $76,965         $ 56,636
Ratio of operating expenses to average net assets...................      0.97%            0.86%(c)
Ratio of net investment income to average net assets................      4.58%            4.29%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed......................................      0.97%            0.86%(c)

---------

(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.

                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
   Notes To Financial Statements, December 31, 1998

-----------------------------------------------------------------------------


1.    Organization and Significant Accounting Policies

      Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Fund commenced operations on June 4, 1997.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. Munder Capital Management (the "Advisor"), acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund.

      As determined at December 31, 1998, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Liquidity Plus Money Market Fund
  Notes To Financial Statements, December 31, 1998
                 (Continued)
-----------------------------------------------------------------------------


2.    Investment Advisor, Custodian and Other Related Party Transactions

     For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

      Effective July 2, 1998 Comerica Bank ("Comerica") increased its ownership in the Advisor whereby it now owns approximately 88% of the Advisor. Comerica is the custodian and provides certain shareholder services to the Fund. Comerica does not receive compensation as custodian. As compensation for the shareholder services provided to the Fund, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers. Comerica earned $7,235 for its shareholder services to the Fund for the year ended December 31, 1998.

      Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The fee consists of a $30,000 annual retainer, for services in such capacity plus $2,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meetings. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.    Distribution and Service Plan

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the
Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

4.    Common Stock

      At December 31, 1998, two billion shares of $0.001 par value common stock were authorized for the Fund.

      Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

      Changes in common stock for the Fund were as follows:

                                                             Year Ended        Period Ended
                                                               12/31/98            12/31/97
                                                                 Amount              Amount
                                                             ----------        ------------
Sold...................................................   $ 90,654,240         $ 74,164,374
Issued as reinvestment.................................      3,307,082              398,127
Redeemed...............................................    (73,632,329)         (17,926,784)
                                                           -----------          -----------
Net increase...........................................   $ 20,328,993         $ 56,635,717
                                                          ============         ============

5.         Organizational Costs

      Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Therese Hogan, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

ADMINISTRATOR & SUB-CUSTODIAN
               State Street Bank & Trust Company
               1776 Heritage Drive
               North Quincy, MA 02171

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116

                                          (OUTSIDE BACK COVER)

ANNSTCL1298
F001cstc

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

                                                        (OUTSIDE FRONT COVER)

                                                                       Annual
                                                                       Report

                                                            DECEMBER 31, 1998

                                               THE MUNDER INSTITUTIONAL FUNDS
                                           Institutional S&P 500 Index Equity
                                        Institutional S&P MidCap Index Equity

                                                   "It is this type of fo-
                                                    cus that we value:
                                                    focused investors and
                                                    focused financial con-
                                                    sultants, coupled with
                                                    a fund family that pro-
                                                    vides disciplined in-
                                                    vestment styles."


The Munder Funds
   Letter to shareholders


Dear fellow shareholders:

On the following pages you will find the most recent financial information for The Munder Funds. I hope you are pleased with the performance and operations of the Funds. We are pleased to be able to present this information and report to you the activities of The Munder Family of Mutual Funds.

As I am sure you all are aware, the last half of 1998 was quite rocky for the stock markets here in the U.S. and around the world. The correction that occurred in the third quarter was quite a test for many investors. Even though it was fairly short lived, it was much more severe than any such correction we have seen in several years. I am pleased to say that most investors maintained their focus and rode out the ups and downs of the market. Those that did were rewarded as they recovered much of their paper losses by the end of October. Many investors sought the shelter of bonds during this time. I am pleased to say that our focus on high quality fixed income investing paid off with many of our fixed income funds placing in their competitive top quartiles for total return. Our underlying investment philosophy was evident during this time: that investors seek bond holding for safety and income - not as a substitute for stock market returns. We believe that those investors were well rewarded during this time period.

It is this type of focus that we value: focused investors and focused financial consultants, coupled with a fund family that provides disciplined investment styles. Our various funds provide you with exposure to specific parts of the market in a very disciplined manner.

As you are likely well aware, the last few years have seen the stock market dominated by the largest companies, similar to the nifty fifty phenomenon of the 1970's. November and December saw the market broaden out to provide some much welcome relief to small cap stocks. We are encouraged that the market is finally beginning to recognize the value that small cap stocks bring, and we believe that the economic conditions favor increased emphasis on these securities.

If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at http://www.munder.com. Thank you very much for your confidence in Munder Capital Management and the Munder Family of Mutual Funds



Very truly yours

/s/ Lee Munder

Lee Munder, President

Munder Institutional S&P 500 Index Equity Fund
   Portfolio of Investments, December 31, 1998

Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- 99.4%
      Advertising -- 0.2%
       1,000  Interpublic Group of Companies,
                  Inc.                                          $      79,750
       1,100  Omnicom Group, Inc.                                      63,800
                                                                -------------
                                                                      143,550
      Aerospace -- 1.0%
       6,900  Boeing Company                                          225,113
         600  General Dynamics Corporation                             35,175
       1,300  Lockheed Martin Corporation                             110,175
         600  Northrop Grumman Corporation                             43,875
       2,300  Raytheon Company, Class B                               122,475
       1,600  United Technologies Corporation                         174,000
                                                               --------------
                                                                      710,813
      Airlines -- 0.3%
       1,400  AMR Corporation +                                        83,125
       1,200  Delta Air Lines, Inc.                                    62,400
       2,325  Southwest Airlines Company                               52,167
         700  US Airways Group, Inc. +                                 36,400
                                                               --------------
                                                                      234,092
      Apparel -- 0.2%
         600  Fruit Of The Loom, Inc. +                                 8,288
         600  Liz Claiborne, Inc.                                      18,937
       2,000  NIKE, Inc., Class B                                      81,125
         400  Reebok International Ltd. +                               5,950
         800  V.F. Corporation                                         37,500
                                                               --------------
                                                                      151,800
      Automobiles -- 1.2%
       8,300  Ford Motor Company                                      487,106
       4,300  General Motors Corporation                              307,719
         600  Navistar International Corporation +                     17,100
                                                                      811,925
      Automobile Parts & Equipment -- 0.5%
       1,000  AutoZone, Inc. +                                         32,937
         300  Cummins Engine, Inc.                                     10,650
       1,457  Dana Corporation                                         59,555
         900  Danaher Corporation                                      48,881
       1,200  Genuine Parts Company                                    40,125
         700  Johnson Controls, Inc.                                   41,300
         600  Pep Boys--  Manny, Moe & Jack                             9,413
         600  Snap-On, Inc.                                            20,888
       1,000  TRW, Inc.                                                56,187
                                                               --------------
                                                                      319,936
      Banks -- 7.6%
       7,730  Banc One Corporation                                    394,713
       5,200  Bank of New York, Inc.                                  209,300
      11,949  BankAmerica Corporation                                 718,434
       2,400  BankBoston                                               93,450
         500  Bankers Trust New York
                  Corporation                                          42,719
       2,200  BB&T Corporation                                         88,688
       5,800  Chase Manhattan Corporation                             394,762
         950  Comerica, Inc.                                           64,778
       1,350  Fifth Third Bancorporation                               96,272
       6,568  First Union Corporation                                 399,416
       1,600  Firstar Corporation                                     149,232
       4,200  Fleet Financial Group, Inc.                             187,687
       1,430  Huntington Bancshares, Inc.                              42,989
       3,000  KeyCorp                                                  96,000
       5,250  MBNA Corporation                                        130,922
       1,800  Mellon Bank Corporation                                 123,750
         900  Mercantile Bancorporation                                41,513
       1,200  Morgan (J.P.) & Company, Inc.                           126,075
       4,100  Morgan Stanley, Dean Witter,
                  Discover and Company                                291,100
       2,300  National City Corporation                               166,750
         900  Northern Trust Corporation                               78,581
       2,100  PNC Bank Corporation                                    113,663
         800  Republic New York Corporation                            36,450
       1,300  State Street Corporation                                 90,431
       1,200  Summit Bancorp,                                          52,425
       1,300  SunTrust Banks, Inc.                                     99,450
       1,600  Synovus Financial Corporation                            39,000
       5,100  U.S. Bancorp                                            181,050
       1,400  Wachovia Corporation                                    122,413
       4,044  Washington Mutual, Inc.                                 154,430
      10,700  Wells Fargo & Company                                   427,331
                                                              ---------------
                                                                    5,253,774
      Broadcasting -- 0.7%
       4,900  CBS Corporation                                         160,475
       1,600  Clear Channel Communications +                           87,200
       4,200  MediaOne Group, Inc.                                    197,400
         400  Meredith Corporation                                     15,150
                                                              ---------------
                                                                      460,225
      Building Materials -- 1.1%
         600  Centex Corporation                                       27,037
         600  Crane Company                                            18,113
         300  Fleetwood Enterprises                                    10,425
      10,000  Home Depot, Inc.                                        611,875
         300  Kaufman & Broad Home
                  Corporation                                           8,625
       2,200  Masco Corporation                                        63,250
         400  Pulte Corporation                                        11,125
                                                              ---------------
                                                                      750,450

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
   Portfolio of Investments, December 31, 1998
            (Continued)


Shares                                                                  Value
------                                                                  -----
COMMON STOCKS -- (Continued)
      Business Equipment & Supplies -- 2.4%
         900  Avery Dennison Corporation                        $      40,556
       1,100  Ikon Office Solutions                                     9,419
       6,400  International Business Machines
                  Corporation                                       1,182,400
       2,000  Pitney Bowes, Inc.                                      132,125
       2,200  Xerox Corporation                                       259,600
                                                               --------------
                                                                    1,624,100

      Business Services -- 1.0%
       3,200  America Online, Inc.                                    512,032
       5,862  Cendant Corporation +                                   111,744
         700  Deluxe Corporation                                       25,594
         700  Moore Corporation Ltd.                                    7,700
         600  Paychex, Inc.                                            30,863
       1,600  PeopleSoft, Inc. +                                       30,300
                                                               --------------
                                                                      718,233
      Chemicals & Plastics -- 2.2%
       1,800  Air Products & Chemicals, Inc.                           72,000
       1,600  Dow Chemical Company                                    145,500
       7,800  dupont (E.I.) de Nemours & Company                      413,887
         700  Eastman Chemical Company                                 31,325
         900  Ecolab, Inc.                                             32,569
       1,200  Engelhard Corporation                                    23,400
         300  FMC Corporation +                                        16,800
         600  Grace (W.R.) & Company +                                  9,413
         500  Great Lakes Chemical Corporation                         20,000
         800  Hercules, Inc.                                           21,900
         400  Kerr-McGee Corporation                                   15,300
         600  Mallinckrodt Group, Inc.                                 18,488
       2,800  Minnesota Mining &Manufacturing
                  Company                                             199,150
       4,100  Monsanto Company                                        194,750
       1,100  Morton International, Inc.                               26,950
         600  Nalco Chemical Company                                   18,600
       1,300  Praxair, Inc.                                            45,825
         400  Raychem Corporation                                      12,925
       1,400  Rockwell International Corporation                       67,987
       1,200  Rohm & Haas Company                                      36,150
         900  Sigma-Aldrich Corporation                                26,437
         600  Union Camp Corporation                                   40,500
       1,000  Union Carbide Corporation                                42,500
                                                               --------------
                                                                    1,532,356
      Coal -- 0.1%
       1,500  CSX Corporation                                          62,250
         200  Eastern Enterprises                                       8,750
         700  Fluor Corporation                                        29,794
                                                               --------------
                                                                      100,794
      Communication Equipment -- 1.2%
       1,300  Cabletron Systems, Inc. +                                10,888
       6,600  GTE Corporation                                         429,000
         700  Harris Corporation                                       25,637
       4,100  Motorola, Inc.                                          250,356
       1,200  National Semiconductor
                  Corporation +                                        16,200
         700  Scientific-Atlanta, Inc.                                 15,969
       1,300  Tellabs, Inc. +                                          89,131
                                                              ---------------
                                                                      837,181
      Computer Hardware, Software or Services -- 9.9%
       2,400  3COM Corporation +                                      107,550
         600  Adobe Systems, Inc.                                      28,050
         800  Advanced Micro Devices, Inc. +                           23,150
       1,308  AMP, Inc.                                                68,098
       1,000  Apple Computer, Inc. +                                   40,938
         400  Autodesk, Inc.                                           17,075
       2,000  Automatic Data Processing, Inc.                         160,375
         700  BMC Software, Inc. +                                     31,194
         700  Ceridian Corporation +                                   48,869
      10,425  CISCO Systems, Inc. +                                   967,570
      11,345  Compaq Computer Corporation                             475,781
       3,750  Computer Associates International,
                  Inc.                                                159,844
         900  Computer Sciences Corporation                            57,994
       1,300  Compuware Corporation +                                 101,575
         400  Data General Corporation +                                6,575
       8,800  Dell Computer Corporation +                             644,050
       3,400  Electronic Data Systems Corporation                     170,850
       1,100  Gateway 2000, Inc. +                                     56,306
       7,200  Hewlett Packard Company                                 491,850
       1,000  Honeywell, Inc.                                          75,312
      16,800  Microsoft Corporation +                               2,329,950
       2,400  Novell, Inc. +                                           43,500
       6,800  Oracle Systems Corporation +                            293,250
       1,600  Parametric Technology Corporation +                      26,000
       1,700  Seagate Technologies, Inc. +                             51,425
       1,400  Silicon Graphics, Inc. +                                 18,025
         800  Solectron Corporation +                                  74,350
       2,600  Sun Microsystems, Inc. +                                222,625
       1,800  Unisys Corporation +                                     61,987
                                                              ---------------
                                                                    6,854,118
      Computer -- Semiconductors -- 2.6%
       2,500  Applied Materials +                                     106,719
       3,400  EMC Corporation +                                       289,000
      11,300  Intel Corporation                                     1,339,756
         800  LSI Logic Corporation +                                  12,900
       1,300  Micron Technology, Inc. +                                65,731
                                                              ---------------
                                                                    1,814,106

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
     Portfolio of Investments, December 31, 1998
     (Continued)

Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Consumer Non-Durables -- 3.6%
       1,600  Corning, Inc.                                     $      72,000
      21,700  General Electric Company                              2,214,756
         800  Grainger (W.W.), Inc.                                    33,300
       2,800  Lowe's Companies, Inc.                                  143,325
       1,300  Newell Company                                           53,625
                                                               --------------
                                                                    2,517,006
      Consumer Services -- 0.2%
         900  Block (H & R), Inc.                                      40,500
       1,700  Service Corporation International                        64,706
                                                               --------------
                                                                      105,206
      Consumer Staples -- 0.1%
       1,400  Pioneer Hi-Bred International, Inc.                      37,800
      Containers -- 0.2%
         300  Ball Corporation                                         13,725
       1,000  Crown Cork & Seal Company, Inc.                          30,812
       1,200  Owens-Illinois, Inc. +                                   36,750
         606  Sealed Air Corporation +                                 30,944
                                                               --------------
                                                                      112,231
      Cosmetics -- Toiletry -- 0.2%
         400  Alberto-Culver Company, Class B                          10,675
       2,200  Avon Products, Inc.                                      97,350
                                                               --------------
                                                                      108,025
      Diversified -- 1.6%
         300  Aeroquip-Vickers, Inc.                                    8,981
       3,900  AlliedSignal Corporation                                172,819
       1,400  Fortune Brands, Inc.                                     44,275
       1,000  Loews Corporation                                        98,250
       1,100  Textron, Inc.                                            83,531
       1,000  Thermo Electron Corporation +                            16,938
       4,556  Tyco International Ltd.                                 343,693
       4,400  Unilever NV                                             364,925
                                                               --------------
                                                                    1,133,412
      Electrical Equipment -- 0.5%
       1,000  Cooper Industries, Inc.                                  47,688
         300  Foster Wheeler Corporation                                3,956
         400  Tektronix, Inc.                                          12,025
       2,700  Texas Instruments, Inc.                                 231,019
         400  Thomas & Betts Corporation                               17,325
                                                               --------------
                                                                      312,013
      Electronics -- 0.5%
         700  Eaton Corporation                                        49,481
         400  EG & G, Inc.                                             11,125
       3,100  Emerson Electric Company                                187,550
       1,000  General Instrument Corporation +                         33,937
         700  KLA-Tencor Corporation +                                 30,363
         900  Tandy Corporation                                        37,069
                                                              ---------------
                                                                      349,525
      Energy and Resources -- 0.1%
       1,405  Burlington Resources, Inc.                               50,317
                                                              ---------------
      Entertainment -- 1.5%
         500  Brunswick Corporation                                    12,375
      14,100  Disney (Walt) Company                                   423,000
         600  Harcourt General Corporation                             31,913
       1,000  Hasbro, Inc.                                             36,125
         600  King World Productions, Inc. +                           17,663
       2,000  Mattel, Inc.                                             45,625
       7,800  Time Warner, Inc.                                       484,087
                                                              ---------------
                                                                    1,050,788
      Financial Services -- 4.7%
       3,200  American Express Company                                327,200
       1,700  American General Corporation                            132,600
       4,350  Associates First Capital Corporation                    184,331
         800  Bear Stearns Companies, Inc.                             29,900
         500  Capital One Financial Corporation                        57,500
      15,867  Citigroup, Inc.                                         785,416
         900  Countrywide Credit Industries                            45,169
         800  Dow Jones & Company, Inc.                                38,500
       1,000  Equifax, Inc.                                            34,188
       7,300  Fannie Mae                                              540,200
       4,800  Federal Home Loan Mortgage
                  Corporation                                         309,300
       3,000  First Data Corporation                                   95,063
       1,800  Franklin Resources, Inc.                                 57,600
       3,126  Household International, Inc.                           123,868
         900  Lehman Brothers Holdings, Inc.                           39,656
       2,300  Merrill Lynch & Company, Inc.                           153,525
       1,500  Regions Financial Corporation                            60,469
       2,700  Schwab (Charles) Corporation                            151,706
       1,200  SLM Holding Corporation                                  57,600
         400  Temple-Inland, Inc.                                      23,725
         500  Union Planters Corporation                               22,656
           0  Waddell & Reed Financial, Inc. +                              9
                                                              ---------------
                                                                    3,270,181

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, December 31, 1998
       (Continued)

Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Food & Beverage -- 5.7%
       1,700  Albertson's, Inc.                                 $     108,269
       3,400  Anheuser-Busch Companies, Inc.                          223,125
       3,200  Campbell Soup Company                                   176,000
      16,300  Coca-Cola Company                                     1,090,062
       2,000  Coca-Cola Enterprises, Inc.                              71,500
       3,300  ConAgra, Inc.                                           103,950
         300  Coors (Adolph) Company, Class B                          16,931
       2,500  Heinz (H.J.) Company                                    141,562
       1,200  Hershey Foods Corporation                                74,625
       2,800  Kellogg Company                                          95,550
       9,700  PepsiCo, Inc.                                           397,094
      16,700  Philip Morris Companies, Inc.                           893,450
       1,100  Quaker Oats Company                                      65,450
       2,100  Ralston-Purina Company                                   67,988
       6,000  Sara Lee Corporation                                    169,125
       2,500  Seagram Company Ltd.                                     95,000
       1,300  UST, Inc.                                                45,338
       1,000  Wrigley (Wm) Jr. Company                                 89,562
                                                               --------------
                                                                    3,924,581
      Food Distribution -- 0.7%
       3,990  Archer-Daniels-Midland Company                           68,578
       1,700  Bestfoods                                                90,525
       1,300  General Mills, Inc.                                     101,075
         300  Great Atlantic & Pacific Tea
                  Company, Inc.                                         8,887
       1,800  Kroger Company +                                        108,900
       1,200  Supervalu, Inc.                                          33,600
       2,100  Sysco Corporation                                        57,619
       1,000  Winn Dixie Stores, Inc.                                  44,875
                                                               --------------
                                                                      514,059
      Glass Products -- 0.1%
         400  Owens Corning Fiberglass
                  Corporation                                          14,175
       1,200  PPG Industries, Inc.                                     69,900
                                                               --------------
                                                                       84,075
      Health Care Facilities -- 0.3%
       4,500  Columbia/HCA Healthcare
                  Corporation                                         111,375
         900  HCR Manor Care, Inc. +                                   26,437
       1,100  Humana, Inc. +                                           19,594
       2,100  Tenet Healthcare Corporation +                           55,125
                                                               --------------
                                                                      212,531
      Health Care Products -- 4.3%
      10,600  Abbott Laboratories                                     519,400
         600  Allergan, Inc.                                           38,850
         400  Bausch & Lomb, Inc.                                      24,000
       2,000  Becton, Dickinson & Company                              85,375
       8,200  Merck & Company, Inc.                                 1,211,037
       8,900  Pfizer, Inc.                                          1,116,394
                                                              ---------------
                                                                    2,995,056
      Holding Companies -- 0.2%
       1,050  Providian, LLC                                           78,750
       1,600  Public Service Enterprise                                64,000
                                                              ---------------
                                                                      142,750
      Home Appliances -- 0.2%
         800  Black & Decker Corporation                               44,850
         800  Maytag Corporation                                       49,800
         600  Whirlpool Corporation                                    33,225
                                                              ---------------
                                                                      127,875
      Home Furnishings & Housewares -- 0.8%
       9,000  American Home Products Corporation                      506,812
         300  Armstrong World                                          18,094
       1,000  Rubbermaid, Inc.                                         31,437
         200  Springs Industries, Inc.                                  8,288
         600  Tupperware Corporation                                    9,863
                                                              ---------------
                                                                      574,494
      Hotels and Restaurants -- 0.8%
         800  Darden Restaurants, Inc.                                 14,400
         900  Harrah's Entertainment Corporation +                     14,119
       1,700  Hilton Hotels Corporation                                32,513
       1,600  Marriott International, Inc.                             46,400
       4,700  McDonald's Corporation                                  360,137
       1,200  Mirage Resorts, Inc. +                                   17,925
       1,000  Tricon Global Restaurants, Inc. +                        50,125
       1,100  Wendy's International, Inc.                              23,994
                                                              ---------------
                                                                      559,613
      Industrial Machinery -- 0.1%
       1,200  AES Corporation +                                        56,850
                                                              ---------------

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, December 31, 1998
    (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Insurance -- 3.4%
       1,000  Aetna Life & Casualty Company                     $      78,625
       5,400  Allstate Corporation                                    208,575
       7,500  American International Group, Inc.                      724,687
       1,000  AON Corporation                                          55,375
       1,000  Chubb Corporation                                        64,875
       1,400  CIGNA Corporation                                       108,237
       1,200  Cincinnati Financial Corporation                         43,950
       2,308  Conseco, Inc.                                            70,538
       2,000  Hartford Financial Services Group,
                  Inc.                                                109,750
         900  Jefferson-Pilot Corporation                              67,500
         900  Lincoln National Corporation                             73,631
       1,500  Marsh & McLennan Companies,
                  Inc.                                                 87,656
         800  MBIA, Inc.                                               52,450
         600  MGIC Investment Corporation                              23,888
         600  Progressive Corporation                                 101,625
         900  Provident Cos, Inc.                                      37,350
       1,100  SAFECO Corporation                                       47,231
       1,406  St. Paul Companies, Inc.                                 48,859
       1,300  SunAmerica, Inc.                                        105,463
       1,100  Torchmark, Inc.                                          38,844
         600  Transamerica Corporation                                 69,300
       1,300  United Healthcare Corporation                            55,981
         800  UNUM Corporation                                         46,700
                                                               --------------
                                                                    2,321,090
      Machinery & Heavy Equipment -- 0.5%
       2,600  Caterpillar, Inc.                                       119,600
       1,700  Deere & Company                                          56,312
       1,500  Dover Corporation                                        54,938
       1,100  Ingersoll-Rand Company                                   51,631
         600  Parker-Hannifin Corporation                              19,650
         700  Stanley Works                                            19,425
                                                               --------------
                                                                      321,556
      Manufacturing -- 0.6%
       1,600  Alcan Aluminum Ltd.                                      43,300
       1,400  Aluminum Company of America                             104,387
       2,600  Boston Scientific Corporation +                          69,712
         200  Briggs & Stratton Corporation                             9,975
         600  Brown-Forman Corporation, Class B                        45,412
         600  Case Corporation                                         13,088
         300  Milacron, Inc.                                            5,775
         700  PACCAR, Inc.                                             28,788
       1,000  Pall Corporation                                         25,313
         600  Reynolds Metals Company                                  31,613
       1,400  Sherwin-Williams Company                                 41,125
                                                               --------------
                                                                      418,488
      Medical Instruments, Services, and Supplies -- 2.4%
         400  Bard (C.R.), Inc.                                        19,800
       1,900  Baxter International, Inc.                              122,194
         900  Biomet, Inc.                                             36,225
       1,350  Cardinal Health, Inc.                                   102,431
       1,000  Guidant Corporation                                     110,250
       3,200  HBO & Company                                            91,800
       2,700  HEALTHSOUTH Corporation +                                41,681
       1,100  IMS Health, Inc.                                         82,981
       9,300  Johnson & Johnson Company                               780,038
       3,200  Medtronic, Inc.                                         237,600
         200  Shared Medical Systems
                  Corporation                                           9,975
         700  St. Jude Medical, Inc. +                                 19,381
                                                              ---------------
                                                                    1,654,356
      Metals & Mining -- 0.3%
       1,400  Allegheny Teldyne, Inc.                                  28,612
         300  ASARCO, Inc.                                              4,519
       2,600  Barrick Gold Corporation                                 50,700
       1,600  Battle Mountain Gold Company                              6,600
         700  Cyprus Amax Minerals Company                              7,000
       1,300  Freeport McMoRan Copper & Gold,
                  Class B                                              13,569
       1,000  Homestake Mining Company                                  9,188
       1,000  Inco Ltd.                                                10,562
         900  Newmont Mining Corporation                               16,256
         600  Phelps Dodge Corporation                                 30,525
       1,700  Placer Dome, Inc.                                        19,550
                                                              ---------------
                                                                      197,081
      Metal Fabricating -- 0.1%
       1,700  Illinois Tool Works, Inc.                                98,600
                                                              ---------------
      Natural Gas -- 0.4%
         600  Columbia Gas System, Inc.                                34,650
         800  Consolidated Natural Gas
                  Company                                              43,200
       2,200  Enron Corporation                                       125,537
         400  NICOR, Inc.                                              16,900
         300  ONOEK, Inc.                                              10,838
       1,052  Sempra Energy                                            26,694
         700  Sonat, Inc.                                              18,944
                                                              ---------------
                                                                      276,763

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, December 31, 1998
     (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      News & Publishing -- 0.5%
       2,000  Gannett Company, Inc.                             $     129,000
         700  Knight-Ridder, Inc.                                      35,788
       1,600  New York Times Company, Class A                          55,500
         800  Times Mirror Company (New),
                  Class A                                              44,800
       1,000  Tribune Company                                          66,000
                                                               --------------
                                                                      331,088
      Oil -- 5.4%
         700  Amerada Hess Corporation                                 34,825
         700  Apache Corporation                                       17,719
         600  Ashland, Inc.                                            29,025
       2,200  Atlantic Richfield Company                              143,550
       2,080  Baker Hughes, Inc.                                       36,790
       4,500  Chevron Corporation                                     373,219
       1,800  Coastal Corporation                                      62,887
      16,100  Exxon Corporation                                     1,177,312
       3,200  Halliburton Company                                      94,800
         900  Louisiana Land & Exploration
                  Company                                              16,481
         400  McDermott International, Inc.                             9,875
       5,400  Mobil Corporation                                       470,475
       2,300  Occidental Petroleum Corporation                         38,812
         900  Oryx Energy Company +                                    12,094
       1,800  Phillips Petroleum Company                               76,725
      14,800  Royal Dutch Petroleum Company                           708,550
         600  Sunoco, Inc.                                             21,638
       1,000  Tenneco, Inc.                                            34,062
       3,800  Texaco, Inc.                                            200,925
       1,700  Union Pacific Corporation                                76,606
       1,800  Union Pacific Resources Group                            16,313
       1,700  Unocal Corporation                                       49,619
       2,000  USX-Marathon Group                                       60,250
                                                                -------------
                                                                    3,762,552
      Oil Equipment & Services -- 0.3%
         400  Helmerich & Payne, Inc.                                   7,750
       3,754  Schlumberger Ltd.                                       173,153
                                                               --------------
                                                                      180,903
      Paper and Forest Products -- 0.9%
         400  Bemis Company, Inc.                                      15,175
         400  Boise Cascade Corporation                                12,400
         800  Champion International Corporation                       32,400
       1,600  Fort James Corporation                                   64,000
         700  Georgia-Pacific Corporation                              40,994
         400  Harnischfeger Industries, Inc.                            4,075
       2,100  International Paper Company                              94,106
       3,742  Kimberly-Clark Corporation                              203,939
         900  Mead Corporation                                         26,381
         300  Potlatch Corporation                                     11,063
       1,400  Weyerhaeuser Company                                     71,137
         900  Willamette Industries, Inc.                              30,150
                                                               --------------
                                                                      605,820
      Personal Items -- 2.7%
       2,000  Colgate-Palmolive Company                               185,750
       7,800  Gillette Company                                        376,838
         900  International Flavors &Fragrances,
                  Inc.                                                 39,769
         300  Jostens, Inc.                                             7,856
       9,300  Procter & Gamble Company                                849,206
       5,700  Warner-Lambert Company                                  428,569
                                                               --------------
                                                                    1,887,988
      Petroleum Refining -- 0.2%
       1,000  Anadarko Petroleum Corporation                           30,875
         700  Rowan Companies +                                         7,000
       2,900  Williams Companies, Inc.                                 90,444
                                                               --------------
                                                                      128,319
      Pharmaceuticals -- 3.5%
         700  ALZA Corporation                                         36,575
       6,900  Bristol-Myers Squibb Company                            923,306
       7,700  Lilly (Eli) & Company                                   684,337
       3,500  Pharmacia & Upjohn, Inc.                                198,188
      10,200  Schering-Plough Corporation                             563,550
                                                               --------------
                                                                    2,405,956
      Photographic Equipment & Supplies -- 0.2%
       2,200  Eastman Kodak Company                                   158,400
         400  Polaroid Corporation                                      7,475
                                                               --------------
                                                                      165,875
      Printing & Publishing -- 0.3%
         600  American Greetings Corporation,
                  Class A                                              24,638
       1,000  Donnelley (R.R.) & Sons Company                          43,812
       1,000  Dun & Bradstreet Corporation                             31,563
         800  McGraw-Hill, Inc.                                        81,500
         900  Westvaco Corporation                                     24,131
                                                               --------------
                                                                      205,644
      Railroads -- 0.1%
       2,600  Norfolk Southern Corporation                             82,388
                                                               --------------

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
      Portfolio of Investments, December 31, 1998
        (Continued)


Shares                                                                  Value
------                                                                  -----
COMMON STOCKS -- (Continued)
      Recreation -- 0.3%
       4,000  Carnival Corporation, Class A                     $     192,000
                                                                -------------
      Research & Development -- 0.3%
       1,800  Amgen, Inc. +                                           188,213
                                                               --------------
      Retail -- Store -- 4.9%
       1,900  American Stores Company                                  70,181
         800  Circuit City Stores-- Circuit City
                  Group                                                39,950
         900  Consolidated Stores Corporation +                        18,169
       1,700  Costco Companies, Inc. +                                122,719
       2,800  CVS Corporation                                         154,000
       3,000  Dayton Hudson Corporation                               162,750
         600  Dillard's, Inc.                                          17,025
       1,400  Federated Department Store +                             60,988
       4,125  Gap, Inc.                                               232,031
       3,400  K mart Corporation +                                     52,063
       1,100  Kohls Corporation +                                      67,581
       1,300  Limited, Inc.                                            37,863
         300  Longs Drug Stores Company                                11,250
       1,600  May Department Stores Company                            96,600
       1,000  Meyer Fred, Inc. +                                       60,250
       1,400  Nordstrom, Inc.                                          48,563
       1,700  Penney (J.C.) Company, Inc.                              79,687
       1,700  Rite Aid Corporation                                     84,256
         300  Russell Corporation                                       6,094
       3,400  Safeway, Inc. +                                         207,187
       2,700  Sears, Roebuck & Company                                114,750
       2,000  Staples, Inc. +                                          87,375
       2,200  TJX Companies, Inc.                                      63,800
       2,000  Toys R Us, Inc. +                                        33,750
      15,500  Wal-Mart Stores, Inc.                                 1,262,281
       3,400  Walgreen Company                                        199,112
                                                                -------------
                                                                    3,390,275
      Savings & Loan -- 0.1%
         400  Golden West Financial Corporation                        36,675
                                                                       ------
      Soaps and Detergents -- 0.2%
         900  Clorox Company                                          105,131
                                                               --------------
      Steel -- 0.1%
       1,000  Bethlehem Steel Corporation +                             8,375
         700  Nucor Corporation                                        30,275
         600  Timken Company                                           11,325
         700  USX-U.S. Steel Group, Inc.                               16,100
         800  Worthington Industries, Inc.                             10,000
                                                               --------------
                                                                       76,075
      Technology -- 0.8%
       7,600  Ameritech Corporation                                   481,650
       1,000  ITT Industries                                           39,750
         400  Millipore Corporation                                    11,375
         400  Perkin-Elmer Corporation                                 39,025
                                                              ---------------
                                                                      571,800
      Telecommunications -- 9.3%
       3,500  AirTouch Communications, Inc. +                         252,438
       1,966  ALLTEL Corporation                                      117,591
         700  Andrew Corporation +                                     11,550
       1,400  Ascend Communications, Inc. +                            92,050
      11,300  AT & T Corporation                                      850,325
      10,800  Bell Atlantic Corporation                               572,400
      12,900  BellSouth Corporation                                   643,387
       2,400  Comcast Corporation Special,
                  Class A                                             140,850
       1,100  Frontier Corporation                                     37,400
       8,700  Lucent Technologies, Inc.                               957,000
      11,770  MCI WorldCom, Inc. +                                    844,497
       1,800  Nextel Communications, Inc. +                            42,525
       4,620  Northern Telecommunications Ltd.                        231,578
      12,900  SBC Communications                                      691,762
       3,000  Sprint Corporation +                                    252,375
       2,900  Sprint PCS                                               67,063
       3,500  Tele-Communications, Inc.,
                  Class A                                             193,594
       3,414  US West, Inc.                                           220,630
       2,400  Viacom, Inc., Class B +                                 177,600
                                                              ---------------
                                                                    6,396,615
      Tire & Rubber -- 0.1%
         700  Cooper Tire & Rubber Company                             14,306
         400  Goodrich (B.F.) Company                                  14,350
         900  Goodyear Tire & Rubber Company                           45,394
                                                                ---------------
                                                                       74,050
      Tobacco -- 0.1%
       2,300  RJR Nabisco Holdings Corporation                         68,281
                                                               ---------------
      Transportation -- 0.3%
       2,700  Burlington Northern Santa Fe                             91,125
         840  FDX Corporation +                                        74,760
         700  Ryder System, Inc.                                       18,200
                                                              ---------------
                                                                      184,085

                      See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, December 31, 1998
           (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Utilities -- 2.3%
         900  Ameren Corporation                                $      38,419
       1,300  American Electric Power Company,
                  Inc.                                                 61,181
       1,000  Baltimore Gas & Electric Company                         30,875
       1,000  Carolina Power & Light Company                           47,062
       1,300  Central & Southwest Corporation                          35,669
       1,300  Cinergy Corporation                                      44,688
       1,600  Consolidated Edison Company                              84,600
       1,300  Dominion Resources, Inc.                                 60,775
       1,200  DTE Energy Company                                       51,450
       2,500  Duke Energy Company                                     160,156
       2,600  Edison International                                     72,475
       1,700  Entergy Corporation                                      52,912
       1,572  FirstEnergy Corporation                                  51,188
       1,300  FPL Group, Inc.                                          80,112
       1,000  GPU, Inc.                                                44,188
       2,000  Houston Industries, Inc.                                 64,250
         400  National Service Industries, Inc.                        15,200
         800  New Century Energies, Inc.                               39,000
       1,200  Niagara Mohawk Power Corporation +                       19,350
       1,200  Northern States Power Company                            33,300
       2,000  PacifiCorp                                               42,125
       1,500  PECO Energy Company                                      62,437
         300  People's Energy Corporation                              11,963
       2,400  PG & E Corporation                                       75,600
       1,100  PP & L Resources, Inc.                                   30,663
       4,800  Southern Company                                        139,500
       1,700  Texas Utilities Company                                  79,369
       1,500  Unicom Corporation                                       57,844
                                                                -------------
                                                                    1,586,351
      Waste Management -- 0.2%
       1,400  Browning-Ferris Industries, Inc.                         39,813
       2,300  Laidlaw, Inc., Class B                                   23,144
       2,247  Waste Management, Inc.                                  104,766
                                                               --------------
                                                                      167,723
TOTAL COMMON STOCKS
    (Cost  $54,444,821)                                            68,637,582
                                                              ---------------
U.S. TREASURY BILLS -- 0.2%
   (Cost  $99,304)
     100,000  4.16% ++ due 03/04/99                           $        99,304
                                                              ---------------
TOTAL INVESTMENTS
    (Cost  $54,544,125*)                          99.6%       $    68,736,886
OTHER ASSETS AND
LIABILITIES (Net)                                  0.4                294,943
                                                  ----      -----------------
NET ASSETS                                       100.0%           $69,031,829
                                                 ======     =================

---------
    * Aggregate cost for Federal tax purposes is $54,550,246.
    + Non-income producing security.
   ++ Rate represents annualized yield at date of purchase.

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
  Portfolio of Investments, December 31, 1998


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- 84.3%
      Aerospace -- 0.9%
         400  Cordant Technologies, Inc.                        $      15,000
         400  Gencorp, Inc.                                             9,975
         700  Gulfstream Aerospace Corporation +                       37,280
         500  Litton Industries, Inc. +                                32,625
         200  Oea, Inc.                                                 2,363
                                                               --------------
                                                                       97,243
      Agricultural Machinery -- 0.0%#
         600  Agco Corporation                                          4,725
                                                               --------------
      Air Travel -- 0.2%
         200  Alaska Air Group, Inc. +                                  8,850
         300  Asa Holdings, Inc.                                        9,150
                                                               --------------
                                                                       18,000
      Aluminum -- 0.1%
         100  Maxxam, Inc. +                                            5,738
                                                               --------------
      Apparel & Textiles -- 1.8%
         308  Albany International Corporation                          5,834
         600  Burlington Industries, Inc. +                             6,600
       1,000  Cintas Corporation                                       70,437
       1,000  Jones Apparel Group, Inc. +                              22,062
         300  Rayonier, Inc.                                           13,781
       1,400  Shaw Industries, Inc.                                    33,950
         600  Unifi, Inc.                                              11,738
         600  Warnaco Group, Inc.                                      15,150
         600  Westpoint Stevens, Inc. +                                18,938
                                                               --------------
                                                                      198,490
      Automobiles -- 0.8%
         500  Federal Signal Corporation                               13,687
       1,600  Harley Davidson, Inc.                                    75,800
                                                               --------------
                                                                       89,487
      Automobile Parts & Equipment -- 1.3%
         300  Arvin Industries, Inc.                                   12,506
         200  Borg Warner Automotive, Inc.                             11,163
         700  Federal Mogul Corporation                                41,650
         700  Lear Corporation +                                       26,950
         700  Meritor Automotive, Inc.                                 14,831
         300  Modine Manufacturing Company                             10,875
         828  Pennzoil-Quaker State Company +                          12,267
         300  Superior Industries International, Inc.                   8,344
                                                               --------------
                                                                      138,586
      Banks -- 5.5%
       1,559  Charter One Financial, Inc.                              43,262
         500  City National Corporation                                20,813
       1,100  Crestar Financial Corporation                            79,200
       1,900  First Security Corporation                               44,412
       1,400  First Tennessee National
                  Corporation                                          53,287
         500  First Virginia Banks, Inc.                               23,500
       1,500  Hibernia Corporation                                     26,063
       1,000  Marshall & Ilsley Corporation                            58,437
         700  Mercantile Bankshares Corporation                        26,950
       1,450  North Fork Bancorporation, Inc.                          34,709
       1,050  Old Kent Financial Corporation                           48,825
         800  Pacific Century Financial Corporation                    19,500
       1,500  Southtrust Corporation                                   55,406
         300  Wilmington Trust Corporation                             18,488
         700  Zions Bancorp                                            43,663
                                                               --------------
                                                                      596,515
      Banking & Financial Services -- 0.7%
         400  CCB Financial Corporation                                22,800
       1,000  GreenPoint Financial Corporation                         35,125
         500  Keystone Financial, Inc.                                 18,500
                                                               --------------
                                                                       76,425
      Biotechnology -- 0.2%
         300  Agouron Pharmaceuticals, Inc. +                          17,625
                                                               --------------
      Broadcasting -- 0.6%
       1,200  Belo (A.H.) Corporation                                  23,925
         309  Chris Craft Industries, Inc.                             14,890
         600  TCA Cable TV, Inc.                                       21,412
                                                               --------------
                                                                       60,227
      Building Construction -- 0.1%
         500  Harsco Corporation                                       15,219
                                                               --------------
      Business Services -- 4.4%
         600  Acnielson Corporation +                                  16,950
         800  Apollo Group, Inc. +                                     27,100
         300  Banta Corporation                                         8,213
       1,600  Comdisco, Inc.                                           27,000
       1,500  Convergys Corporation +                                  33,574
         750  Fiserv, Inc. +                                           38,578
         400  Gtech Holdings Corporation +                             10,250
         300  Information Resources, Inc. +                             3,056
         300  Jacobs Engineering Group, Inc. +                         12,225
         400  Kelly Services, Inc.                                     12,700
         800  Manpower, Inc.                                           20,150
       1,100  Modis Professional Services, Inc. +                      15,950

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
  Portfolio of Investments, December 31, 1998
    (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Business Services -- (Continued)
           9  Navigant International, Inc. +                    $          69
       1,000  NCR Corporation +                                        41,750
         700  NOVA Corporation +                                       24,281
         500  Ogden Corporation                                        12,531
         800  Olsten Corporation                                        5,900
         900  Robert Half International, Inc. +                        40,219
         600  Snyder Communications, Inc. +                            20,250
         600  Sothebys Holdings, Inc.                                  19,200
       1,000  Stewart Enterprises, Inc.                                22,250
       1,000  Sun Guard Data Systems +                                 39,688
       1,000  Viad Corporation                                         30,375
                                                               --------------
                                                                      482,259
      Chemicals & Plastics -- 2.9%
         600  Albemarle Corporation                                    14,250
         700  Cabot Corporation                                        19,556
         400  Calgon Carbon Corporation                                 3,000
         700  Crompton & Knowles Corporation                           14,481
         500  Cytec Industries, Inc. +                                 10,625
         200  Dexter Corporation                                        6,288
         900  Ethyl Corporation                                         5,231
         400  Ferro Corporation                                        10,400
         400  First Brands Corporation                                 15,775
         100  Fuller (H.B.) Company                                     4,813
         300  Georgia Gulf Corporation                                  4,819
         500  Hanna (M.A). Company                                      6,156
       1,200  IMC Global, Inc.                                         25,650
         400  Lawter International, Inc.                                4,650
         600  Lubrizol Corporation                                     15,412
         200  Minerals Technologies, Inc.                               8,188
         100  NCH Corporation                                           5,950
         500  Olin Corporation                                         14,156
         600  Premark International, Inc.                              20,775
       1,000  R.P.M., Inc.                                             16,000
         400  Schulman (A.), Inc.                                       9,075
       1,200  Solutia, Inc.                                            26,850
         900  Sterling Commerce, Inc. +                                40,500
         300  Wellman, Inc.                                             3,056
         600  Witco Corporation                                         9,563
                                                                -------------
                                                                      315,219
      Communication Services -- 0.1%
         400  Vanguard Cellular Systems, Inc. +                        10,325
                                                                -------------
      Computers & Business Equipment -- 1.7%
         700  Diebold, Inc.                                            24,981
       1,400  Quantum Corporation +                                    29,750
         400  Sequent Computer Systems, Inc. +                          4,825
      Computers & Business Equipment -- (Continued)
       1,000  Storage Technology Corporation +                         35,563
         600  Sundstrand Corporation                                   31,125
         600  Symbol Technologies, Inc.                                38,362
         500  Tech Data Corporation +                                  20,125
                                                               --------------
                                                                      184,731
      Computer Hardware, Software or Services -- 4.9%
       2,100  Cadence Design Systems, Inc. +                           62,475
         600  Cambridge Technology Partners +                          13,275
         400  Citrix Systems, Inc. +                                   38,825
         600  Electronic Arts +                                        33,675
       1,000  FORE Systems, Inc. +                                     18,312
         400  Imation Corporation +                                     7,000
       1,600  Informix Corporation +                                   15,800
         600  Intuit, Inc. +                                           43,500
         700  Keane, Inc. +                                            27,956
         400  Legato Systems, Inc. +                                   26,375
         700  Mentor Graphics Corporation +                             5,950
       1,350  Networks Assocs, Inc. +                                  89,437
         800  Platinum Technology, Inc. +                              15,300
         400  Policy Management Systems
                  Corporation +                                        20,200
         900  Siebel Systems, Inc. +                                   30,544
         800  Sterling Software, Inc. +                                21,650
         300  Structural Dynamics Research
                  Corporation +                                         5,963
         600  Symantec Corporation +                                   13,050
         700  Synopsys, Inc. +                                         37,975
                                                                -------------
                                                                      527,262
      Construction Materials -- 1.1%
         400  Fastenal Company                                         17,600
         300  Granite Construction, Inc.                               10,069
         500  Martin Marietta Materials, Inc.                          31,094
         300  Southdown, Inc.                                          17,756
         300  Vulcan Matls Company                                     39,468
                                                               --------------
                                                                      115,987
      Containers & Glass -- 0.1%
         600  Mark IV Industries, Inc.                                  7,800
                                                               --------------
      Diversified -- 0.2%
         700  American Standard Companies,
                  Inc. +                                               25,200

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
      Portfolio of Investments, December 31, 1998
          (Continued)

Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Domestic Oil -- 0.6%
         500  Murphy Oil Corporation                            $      20,625
         600  Noble Affiliates, Inc.                                   14,775
         900  Ultramar Diamond Shamrock                                21,825
         600  Valero Energy Corporation                                12,750
                                                               --------------
                                                                       69,975
      Drugs & Health Care -- 8.4%
         300  Acuson +                                                  4,463
       1,200  Allegiance Corporation                                   55,950
         500  Apria Healthcare Group, Inc. +                            4,469
       1,000  Bergen Brunswig Corporation                              34,875
         800  Biogen, Inc. +                                           66,400
         500  Carter Wallace, Inc.                                      9,813
         700  Centocor, Inc. +                                         31,587
       1,800  Chiron Corporation +                                     47,137
         600  Covance, Inc. +                                          17,475
         800  Forest Labs, Inc. +                                      42,550
         800  General Nutrition Companies, Inc. +                      13,000
         800  Genzyme Corporation +                                    39,800
          86  Genzyme Molecular Oncology +                                280
       2,549  Health Management Associates +                           55,122
         700  ICN Pharmaceuticals, Inc.                                15,838
       1,200  Ivax Corporation +                                       14,925
         600  Lincare Holdings, Inc. +                                 24,338
         900  Mckesson Corporation                                     71,156
       1,200  Mylan Labs, Inc.                                         37,800
         900  Omnicare, Inc.                                           31,275
         800  Oxford Health Plans, Inc. +                              11,900
         400  Pacific Health Systems, Inc. +                           31,800
         800  Perrigo Company +                                         7,050
         800  Quintiles TransNational Corporation +                    42,700
         800  Quorum Health Group, Inc. +                              10,350
         300  Sepracor, Inc. +                                         26,438
       1,000  Stryker Corporation                                      55,062
       1,000  Sybron International Corporation +                       27,187
         800  Total Renal Care Holdings, Inc. +                        23,650
         900  Watson Pharmaceuticals, Inc. +                           56,587
                                                                -------------
                                                                      910,977
      Electric Utilities -- 0.3%
       1,600  DPL, Inc.                                                34,600
                                                               --------------
      Electrical Equipment -- 1.4%
       1,000  American Power Conversion
                  Corporation +                                        48,437
         300  AMETEK, Inc.                                              6,694
       1,000  Arrow Electronics, Inc. +                                26,687
       1,000  Atmel Corporation +                                      15,313
         600  Dentsply International, Inc.                             15,450
         700  Hubbell, Inc.                                            26,600
         300  Magnetek, Inc. +                                          3,469
         500  Ucar International, Inc. +                                8,906
                                                               --------------
                                                                      151,556
      Electronics -- 6.3%
       1,300  ADC Telecommunications, Inc. +                           45,175
         900  Altera Corporation +                                     54,787
       1,600  Analog Devices, Inc. +                                   50,200
         400  Avnet, Inc.                                              24,200
         700  Cirrus Logic, Inc. +                                      6,869
         900  Cypress Semiconductor Corporation +                       7,481
         800  Integrated Device Technology, Inc. +                      4,900
         700  Lexmark International Group, Inc. +                      70,350
         800  Linear Technology Corporation                            71,650
       1,300  Maxim Integrated Products, Inc. +                        56,794
         500  Microchip Technology, Inc. +                             18,500
       1,600  Molex, Inc.                                              61,000
         700  Qualcomm, Inc. +                                         36,269
         600  SCI Systems, Inc. +                                      34,650
         800  Sensormatic Electronics Corporation                       5,550
         100  Sequa Corporation +                                       5,988
         400  Teleflex, Inc.                                           18,250
         900  Teradyne, Inc. +                                         38,137
         300  Varian Associates, Inc.                                  11,362
         735  Vishay Intertechnology, Inc.                             10,658
         800  Xilinx, Inc. +                                           52,100
                                                              ---------------
                                                                      684,870
      Financial Services -- 2.9%
         600  American Financial Group, Inc.                           26,325
         625  Associated Banc Corporation                              21,367
       1,000  Concord EFS, Inc. +                                      42,375
       1,000  Edwards (A.G.), Inc.                                     37,250
         600  Finova Group, Inc.                                       32,363
       1,400  Paine Webber Group, Inc.                                 54,075
       1,200  Price (T Rowe) & Associates, Inc.                        41,100
         400  Provident Financial Group, Inc.                          15,100
         900  Reliastar Financial Corporation                          41,512
                                                              ---------------
                                                                      311,467

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
    Portfolio of Investments, December 31, 1998
          (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Food & Beverages -- 3.3%
         400  Bob Evans Farms, Inc.                             $      10,425
         400  Dean Foods Company                                       16,325
         600  Dole Food, Inc.                                          18,000
         300  Dreyers Grand Ice Cream, Inc.                             4,538
         900  Flowers Industries, Inc.                                 21,544
         800  Hormel Foods Corporation                                 26,200
         900  IBP, Inc.                                                26,212
         200  International Multifoods Corporation                      5,163
         700  Interstate Bakeries Corporation                          18,506
         300  Lance, Inc.                                               5,981
         800  Mccormick & Company, Inc.                                27,050
         500  Outback Steakhouse, Inc. +                               19,937
         300  Smucker (J.M.) Company                                    7,425
         400  Suiza Foods Corporation +                                20,375
       2,400  Tyson Foods, Inc.                                        51,000
         500  United States Foodservice +                              24,500
         600  Universal Foods Corporation                              16,463
         400  Vlasic Foods International, Inc. +                        9,525
       1,000  Whitman Corporation                                      25,375
                                                                -------------
                                                                      354,544
      Forest Products -- 0.2%
         900  Georgia Pacific Corporation                              21,431
                                                               --------------
      Gas & Pipeline Utilities -- 1.5%
         600  AGL Resources, Inc.                                      13,838
         800  American Water Works, Inc.                               27,000
       1,200  El Paso Energy Corporation                               41,775
         266  Indiana Energy, Inc.                                      6,550
         500  KN Energy, Inc.                                          18,187
         800  MCN Corporation Holding Company                          15,250
         400  National Fuel Gas Company                                18,075
         800  Questar Corporation                                      15,500
         400  Washington Gas Light Company                             10,850
                                                               --------------
                                                                      167,025
      Home Furnishings & Housewares -- 0.1%
         500  Furniture Brands International,
                  Inc. +                                               13,629
      Hotels & Restaurants -- 0.7%
         700  Brinker International, Inc. +                            20,212
         500  Buffets, Inc. +                                           5,969
         600  Cracker Barrel Old Country Store                         13,988
         400  Lone Star Steakhouse & Saloon +                           3,675
         900  Promus Hotel Corporation +                               29,137
         200  Sbarro, Inc.                                              5,238
                                                               --------------
                                                                       78,219
      Household Appliances & Home Furnishings -- 1.0%
       1,000  Best Buy Company, Inc. +                                 61,375
       2,000  Leggett & Platt, Inc.                                    44,000
                                                              ---------------
                                                                      105,375
      Household Products -- 0.7%
         200  Church & Dwight, Inc.                                     7,188
       1,000  Dial Corporation                                         28,875
         700  Hillenbrand Industries, Inc.                             39,812
                                                              ---------------
                                                                       75,875
      Industrial Machinery -- 1.3%
         700  Airgas, Inc. +                                            6,256
         500  Donaldson Company, Inc.                                  10,375
         300  Kaydon Corporation                                       12,019
         300  Kennametal, Inc.                                          6,375
         200  Nordson Corporation                                      10,275
         300  SPX Corporation +                                        20,100
         300  Stewart & Stevenson Services, Inc.                        2,925
         200  Tecumseh Products Company,
                  Class A                                               9,325
       1,642  United States Filter Corporation +                       37,561
         300  Watts Industries, Inc.                                    4,987
         400  York International Corporation                           16,325
                                                              ---------------
                                                                      136,523
      Insurance -- 2.6%
       2,800  Aflac, Inc.                                             123,200
         700  Ambac Financial Group, Inc.                              42,131
         500  Everest Reinsurance Holdings, Inc.                       19,472
       1,200  Foundation Health Systems, Inc. +                        14,325
         300  HSB Group, Inc.                                          12,319
       1,350  Old Republic International
                  Corporation                                          30,375
         300  PMI Group, Inc.                                          14,813
         600  Protective Life Corporation                              23,887
                                                              ---------------
                                                                      280,522
      Leisure Time -- 0.5%
         800  Callaway Golf Company                                     8,200
       1,000  Circus Circus Enterprises, Inc. +                        11,438
       1,200  International Game Technology                            29,175
                                                              ---------------
                                                                       48,813
      Medical Instruments -- 0.3%
         300  Beckman Coulter, Inc.                                    16,275
         700  STERIS Corporation +                                     19,906
                                                              ---------------
                                                                       36,181

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
    Portfolio of Investments, December 31, 1998
       (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Medical Services -- 0.5%
       1,100  Beverly Enterprises, Inc. +                       $       7,425
         400  Concentra Managed Care, Inc. +                            4,275
         600  First Health Group Corporation +                          9,938
         700  PSS World Medical, Inc. +                                16,100
         400  Trigon Healthcare, Inc. +                                14,925
                                                               --------------
                                                                       52,663
      Mining -- 0.0%#
         100  Cleveland Cliffs, Inc.                                    4,031
                                                               --------------
      Miscellaneous -- 0.0%#
         300  Rollins, Inc.                                             5,250
                                                               --------------
      Mobile Homes -- 0.2%
       1,499  Clayton Homes, Inc.                                      20,705
                                                               --------------
      Newspapers -- 0.8%
         500  Lee Enterprises, Inc.                                    15,750
         300  Media General, Inc.                                      15,900
         100  Washington Post Company                                  57,794
                                                               --------------
                                                                       89,444
      Office Furnishings & Supplies -- 0.9%
         600  Hon Industries, Inc.                                     14,363
       1,000  Miller Herman, Inc.                                      26,875
       1,300  Office Max, Inc. +                                       15,925
         800  Reynolds & Reynolds Company                              18,350
         300  Standard Register                                         9,281
         400  Wallace Computer Series, Inc.                            10,550
                                                               --------------
                                                                       95,344
      Oil & Gas -- 2.1%
         800  BJ Services Company +                                    12,500
       1,500  ENSCO International, Inc.                                16,031
         400  Flowserve Corporation                                     6,625
       1,800  Global Marine, Inc. +                                    16,537
         800  Lyondell Petrochemical Company                           14,400
       1,000  Nabors Industries, Inc. +                                13,562
       1,300  Noble Drilling Corporation +                             16,819
         988  Ocean Energy, Inc. +                                      6,237
         800  Parker Drilling Company +                                 2,550
       1,000  Pioneer Natural Resources Company                         8,750
       1,300  Ranger Oil Ltd. +                                         5,769
         600  Seagull Energy Corporation +                              3,788
         500  Smith International, Inc. +                              12,594
       1,600  Tosco Corporation                                        41,400
       1,000  Transocean Offshore, Inc.                                26,812
         700  Varco International, Inc. +                               5,425
         975  Weatherford International, Inc. +                        18,891
                                                              ---------------
                                                                      228,690
      Paper -- 1.2%
         400  Bowater, Inc.                                            16,575
         200  Chesapeake Corporation                                    7,375
       1,000  Consolidated Papers, Inc.                                27,500
         400  Glatfelter (P.H.) Company                                 4,950
         500  Longview Fibre Company                                    5,781
         400  Pentair, Inc.                                            15,925
       1,100  Sonoco Products Company                                  32,587
         700  Unisource Worldwide, Inc.                                 5,075
         600  Wausau Mosinee Paper
                  Corporation                                          10,613
                                                                      126,381
      Pollution Control -- 0.4%
       1,800  Allied Waste Industries, Inc. +                          42,525
                                                              ---------------
      Publishing -- 0.2%
         300  Houghton Mifflin Company                                 14,175
         200  Scholastic Corporation +                                 10,725
                                                              ---------------
                                                                       24,900
      Railroads & Equipment -- 0.9%
         400  GATX Corporation                                         15,150
       1,100  Kansas City Southern Industries, Inc.                    54,106
         400  Trinity Industries, Inc.                                 15,400
         500  Wisconsin Central Transportation
                  Corporation +                                         8,594
                                                                       93,250
      Retail -- 5.2%
         600  Abercrombie & Fitch Company +                            42,450
         700  Barnes & Noble, Inc. +                                   29,750
       1,400  Bed Bath & Beyond, Inc. +                                47,775
         400  BJs Wholesale Club, Inc. +                               18,525
         800  Borders Group, Inc. +                                    19,950
         500  Claire S Stores, Inc.                                    10,250
         900  CompUSA, Inc. +                                          11,756
         600  Dollar Tree Stores, Inc. +                               26,212
         200  Enesco Group, Inc.                                        4,650
       1,800  Family Dollar Stores, Inc.                               39,600
         400  Hannaford Brothers Company                               21,200
         600  Heilig-Meyers Company                                     4,013

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
   Portfolio of Investments, December 31, 1998
     (Continued)


Shares                                                                  Value
------                                                                  -----

COMMON STOCKS -- (Continued)
      Retail -- (Continued)
         300  Lands End, Inc. +                                 $       8,081
         400  Micro Warehouse, Inc. +                                  13,525
         400  Nine West Group, Inc. +                                   6,225
       2,500  Office Depot, Inc. +                                     92,344
         400  Payless Shoesource, Inc. +                               18,950
         500  Ross Stores, Inc.                                        19,688
         500  Ruddick Corporation                                      11,500
       1,392  Saks, Inc. +                                             43,935
         900  Starbucks Corporation +                                  50,512
         400  Tiffany & Company                                        20,750
                                                               --------------
                                                                      561,641
      Savings & Loan -- 0.7%
       1,200  Dime Bancorp, Inc.                                       31,725
       1,400  Sovereign Bancorp, Inc.                                  19,950
         900  TCF Financial Corporation                                21,769
                                                               --------------
                                                                       73,444
      Shipbuilding -- 0.1%
         400  Newport News Shipbuilding, Inc.                          13,375
                                                                  -----------
      Steel -- 0.4%
       1,000  AK Steel Holding Corporation                             23,500
         200  Carpenter Technology Corporation                          6,787
         342  Inland Steel Industries, Inc.                             5,771
         300  Oregon Steel Mills, Inc.                                  3,563
         200  Precision Castparts Corporation                           8,850
                                                               --------------
                                                                       48,471
      Telecommunications -- 1.7%
         400  Aliant Communications, Inc.                              16,350
         900  Century Telephone Enterprises                            60,750
       1,400  Cincinnati Bell, Inc.                                    52,937
         400  Comverse Technology, Inc. +                              28,400
         600  Telephone & Data Systems, Inc.                           26,963
                                                               --------------
                                                                      185,400
      Tire & Rubber -- 0.3%
         200  Bandag, Inc.                                              7,988
         300  Carlisle Companies, Inc.                                 15,487
         400  Lancaster Colony Corporation                             12,850
                                                               --------------
                                                                       36,325
      Tobacco -- 0.1%
         400  Universal Corporation                                    14,050
                                                               --------------
      Trucking & Freight Forwarding -- 0.9%
         600  Airbourne Freight Corporation                            21,637
         500  Alexander & Baldwin, Inc.                                11,625
         300  Arnold Industries, Inc.                                   4,838
         500  CNF Transportation, Inc.                                 18,781
         400  Hunt (J.B.) Transport Services, Inc.                      9,200
         400  Overseas Shipholding Group, Inc.                          6,425
         400  Pittston Brinks Group                                    12,750
         600  Tidewater, Inc.                                          13,913
                                                              ---------------
                                                                       99,169
      Utilities -- 8.0%
       1,200  Allegheny Energy, Inc.                                   41,400
         150  Black Hills Corporation                                   3,956
         700  Calenergy, Inc. +                                        24,281
         200  Cleco Corporation                                         6,863
         300  CMP Group, Inc.                                           5,663
       1,000  CMS Energy Corporation                                   48,437
         975  Conectiv, Inc.                                           23,888
         700  Energy East Corporation                                  39,550
       1,000  Florida Progress Corporation                             44,812
         300  Hawaiian Electric Industries, Inc.                       12,075
         400  Idacorp, Inc.                                            14,475
         700  Illinova Corporation                                     17,500
         800  Interstate Energy Corporation                            25,800
         500  IPALCO Enterprises                                       27,719
         600  Kansas City Power & Light Company                        17,775
       1,600  KeySpan Energy +                                         49,600
       1,300  LG & E Energy Corporation                                36,806
       1,000  Midamerican Energy Holdings
                  Company                                              26,875
         300  Minnesota Power & Light
                  Company                                              13,200
         600  Montana Power Company                                    33,937
         500  Nevada Power Company                                     13,000
         700  New England Electric Systems                             33,688
       1,200  Nipsco Industries, Inc.                                  36,525
       1,300  Northeast Utilities +                                    20,800
         800  OGE Energy Corporation                                   23,200
         900  Pinnacle West Capital Corporation                        38,137
       1,200  Potomac Electric Power Company                           31,575
         400  Public Service Company Nm                                 8,175
         900  Puget Sound Energy, Inc.                                 25,088
       1,100  Scana Corporation                                        35,475
       1,300  Teco Energy, Inc.                                        36,644
         500  Utilicorp United, Inc.                                   18,344
       1,100  Wisconsin Energy Corporation                             34,581
                                                              ---------------
                                                                      869,844
TOTAL COMMON STOCKS
    (Cost  $8,960,960)                                              9,153,547
                                                              ---------------

                      See Notes to Financial Statements

Munder Institutional S&P MidCap Index Equity Fund
  Portfolio of Investments, December 31, 1998
    (Continued)


Principal
Amount                                                                  Value
----------                                                              -----

U.S. TREASURY BILLS -- 0.9%
     $40,000  4.36% ++, due 3/04/99 **                          $      39,724
      20,000  4.69% ++, due 3/04/99 **                                 19,844
      40,000  6.09% ++, due 3/04/99 **                                 39,702
                                                               --------------
                                                                       99,270
TOTAL U.S. TREASURY BILLS
    (Cost  $99,270)                                                    99,270
                                                               --------------
REPURCHASE AGREEMENT -- 7.5%
(Cost  $810,000)
    $810,000  Agreement with State Street Bank
             and Trust Company, 4.850% dated
             12/31/1998, to be repurchased at
             $810,437 on 01/04/1999, collateralized
             by $680,000 U.S. Treasury Note,
              7.250% maturing 05/15/2016
              (value $831,296)                                        810,000
                                                            -----------------

OTHER INVESTMENTS***
    (Cost $2,415,738)                             22.3%             2,415,738
                                                ------        ---------------
TOTAL INVESTMENTS
    (Cost  $12,285,968*)                         115.0%            12,478,555
OTHER ASSETS AND
LIABILITIES (Net)                                (15.0)            (1,625,492)
                                                ------        ----------------
NET ASSETS                                       100.0%            $10,853,063
                                                ======        ================
---------
    * Aggregate cost for Federal tax purposes is $12,285,984.
   ** Securities pledged as collateral for futures contracts.
  *** As of December 31, 1998, the market value of the securities on loan is $2,352107. Collateral received for securities loaned of $2,415,738 is invested in State Street Navigator Securities Trust-Prime Portfolio.
    + Non-income producing security.
   ++ Rate represents annualized yield at date of purchase.
    # Amount represents less than 0.1% of net assets.

                      See Notes to Financial Statements.

Munder Institutional Funds
    Statements of Assets and Liabilities, December 31, 1998


                                                                        Institutional    Institutional
                                                                        S&P 500          S&P MidCap
                                                                        Index Equity     Index Equity
                                                                        Fund             Fund
                                                                       -------------      -------------
ASSETS:
Investments, at value See accompanying schedule:
     Securities .......................................................   $68,736,886      $11,668,555
     Repurchase Agreement .............................................          --            810,000
                                                                          -----------      -----------
Total Investments .....................................................    68,736,886       12,478,555
Cash ..................................................................        72,340             --
Receivable for investment securities sold .............................       950,844        1,008,332
Receivable for Fund shares sold .......................................         2,566             --
Variation margin ......................................................          --             37,665
Dividends receivable ..................................................        82,286            6,471
Interest receivable ...................................................          --                109
Receivable from investment advisor ....................................        22,619           13,496
Unamortized organization costs ........................................        30,261            5,960
Prepaid expenses and other assets .....................................         1,551            1,927
                                                                          -----------      -----------
     Total Assets .....................................................    69,899,353       13,552,515
                                                                          -----------      -----------

LIABILITIES:
Due to custodian ......................................................          --             17,052
Custodian fees payable ................................................        15,524           10,278
Payable for investment securities purchased ...........................       837,648          253,458
Payable upon return of securities loaned ..............................          --          2,415,738
Administration fee payable ............................................           833              137
Accrued Director's fees and expenses ..................................           212               77
Accrued expenses and other payables ...................................        13,307            2,712
                                                                          -----------      -----------
     Total Liabilities ................................................       867,524        2,699,452
                                                                          -----------      -----------

NET ASSETS ............................................................   $69,031,829      $10,853,063
                                                                          ===========      ===========
Investments at cost ...................................................   $54,544,125      $12,285,968
                                                                          ===========      ===========

NET ASSETS consist of:
Undistributed net investment income ...................................         2,136             --
Accumulated net realized gain on investments sold and futures contracts       302,448          728,771
Net unrealized appreciation of investments and futures contracts ......    14,192,761          326,307
Par value .............................................................         5,527              980
Paid-in capital in excess of par value ................................    54,528,957        9,797,005
                                                                          -----------      -----------
     Total Net Assets .................................................   $69,031,829      $10,853,063
                                                                          ===========      ===========

SHARES OUTSTANDING ....................................................     5,527,521          979,567
                                                                          ===========      ===========
NET ASSET VALUE, offering and redemption price
     per share ........................................................   $     12.49      $     11.08
                                                                          ===========      ===========

                      See Notes to Financial Statements.

Munder Institutional Funds
  Statements of Operations, Year Ended December 31, 1998


                                                           Institutional     Institutional
                                                           S&P 500           S&P MidCap
                                                           Index Equity      Index Equity
                                                           Fund              Fund (a)
                                                           -------------     -------------
INVESTMENT INCOME:
Interest ................................................   $     25,639    $     20,515
Dividends (b) ...........................................        925,833          98,002
                                                            ------------    ------------
     Total investment income ............................        951,472         118,517
                                                            ------------    ------------

EXPENSES:
Custodian fees ..........................................         87,721          50,311
Investment advisory fee .................................         43,466          12,831
Legal and audit fees ....................................         32,157           2,007
Administration fee ......................................         10,317           1,428
Amortization of organizational costs ....................          9,229           1,357
Transfer agent fee ......................................          6,165           3,714
Directors' fees and expenses ............................          2,434             352
Registration and filing fees ............................          1,158           2,420
Other ...................................................          6,576           1,501
                                                            ------------    ------------
     Total Expenses .....................................        199,223          75,921
Fees waived and expenses reimbursed by investment advisor       (143,345)        (60,477)
                                                            ------------    ------------
     Net Expenses .......................................         55,878          15,444
                                                            ------------    ------------
NET INVESTMENT INCOME ...................................        895,594         103,073
                                                            ------------    ------------

NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS:
Net realized gain from:
     Security transactions ..............................        966,747         976,382
     Futures contracts ..................................        136,114          11,980
Net change in unrealized appreciation/(depreciation) of:
     Securities .........................................     13,885,902         192,587
     Futures contracts ..................................        (32,560)        133,720
                                                            ------------    ------------
Net realized and unrealized gain on investments .........     14,956,203       1,314,669
                                                            ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $ 15,851,797    $  1,417,742
                                                            ============    ============


---------
(a) The Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.
(b) Net of foreign withholding taxes of $5,225 and $54 for Institutional S&P 500 Index Equity Fund and Institutional S&P MidCap Index Equity Fund, respectively.

                      See Notes to Financial Statements.


Munder Institutional Funds
  Statements of Changes in Net Assets, Periods Ended December 31, 1998


                                                                              Institutional      Institutional
                                                                                 S&P 500         S&P MidCap
                                                                              Index Equity       Index Equity
                                                                                  Fund           Fund (a)
                                                                              -------------      -------------
Net investment income .....................................................   $    895,594       $    103,073
Net realized gain on investments sold and futures contracts during the year      1,102,861            988,362
Net change in unrealized appreciation of investments and
     future contracts during the period ...................................     13,853,342            326,307
                                                                                ----------         ----------
Net increase in net assets resulting from operations ......................     15,851,797          1,417,742

Distributions to shareholders from net investment income ..................       (895,217)          (105,127)
Distributions to shareholders from net realized gains .....................       (765,695)          (258,159)
Net increase/(decrease) in net assets from Fund share transactions ........     (9,158,032)         9,798,607
                                                                              ------------        -------------
Net increase in net assets ................................................      5,032,853         10,853,063
NET ASSETS:
Beginning of year .........................................................     63,998,976               --
                                                                             -------------      -------------

End of year ...............................................................   $ 69,031,829       $ 10,853,063
                                                                              ============       ============

Undistributed net investment income .......................................   $      2,136       $       --
                                                                              ============       =============


---------

(a) The Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

                      See Notes to Financial Statements.

Munder Institutional Funds
  Statements of Changes in Net Assets, Periods Ended December 31, 1997
   (Continued)



                                                                                      Institutional
                                                                                         S&P 500
                                                                                      Index Equity
                                                                                      Fund (a)
                                                                                      -------------
Net investment income...........................................................      $     178,575
Net realized loss on investments sold and futures contracts during the year.....            (34,718)
Net change in unrealized appreciation of investments and
     future contracts during the period.........................................            339,419
                                                                                      -------------
Net increase in net assets resulting from operations............................            483,276

Distributions to shareholders from net investment income........................           (178,471)
Net increase in net assets from Fund share transactions.........................         63,694,171
                                                                                      -------------
Net increase in net assets......................................................         63,998,976
NET ASSETS:
Beginning of period.............................................................                 --
                                                                                      -------------

End of period...................................................................      $  63,998,976
                                                                                      =============

Undistributed net investment income.............................................      $       1,354
                                                                                      =============

---------

(a) The Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.

                      See Notes to Financial Statements.

Munder Institutional S&P 500 Index Equity Fund
   Financial Highlights, For a Share Outstanding Throughout Each Period


                                                       Year           Period
                                                       Ended          Ended
                                                       12/31/98       12/31/97(a)
                                                       --------       -----------
Net asset value, beginning of period ...............   $   10.00      $   10.00
                                                       ----------      ---------
Income from investment operations:
Net investment income ..............................        0.17           0.04
Net realized and unrealized gain on investments ....        2.63           0.00(d)
                                                       ----------     ----------
Total from investment operations ...................        2.80           0.04
                                                       ----------     ----------
Less distributions:
Distributions from net investment income ...........       (0.17)         (0.04)
Distributions from net realized gains ..............       (0.14)            --
                                                       ----------     ----------
Total distributions ................................       (0.31)         (0.04)
                                                       ----------     ----------
Net asset value, end of period .....................   $   12.49      $   10.00
                                                       ==========     =========
Total return (b) ...................................       28.22%          0.39%
                                                       ==========     =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ............... $     69,032     $  63,999
Ratio of operating expenses to average net assets ..         0.09%
                                                             0.09%(c)
Ratio of net investment income to average net assets         1.44%         1.76%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed .....................         0.32%         0.61%(c)
Portfolio turnover .................................            6%            0%


-----
(a) Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.
(b)   Total return represents aggregate total return for the period indicated.
(c)   Annualized.
(d) The amount shown at this caption for each share outstanding throughout the period, may not accord with the change in aggregate gains and losses in the portfolio securities for the period, because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                      See Notes to Financial Statements.

Munder Institutional S&P MidCap Index Equity Fund
    Financial Highlights, For a Share Outstanding Throughout Each Period

                                                          Period
                                                          Ended
                                                          12/31/98 (a)
                                                          ------------
Net asset value, beginning of period ...............   $       10.00
                                                       -------------
Income from investment operations:
Net investment income ..............................            0.11
Net realized and unrealized gain on investments ....            1.34
                                                       -------------
Total from investment operations ...................            1.45
                                                       --------------
Less distributions:
Distributions from net investment income ...........           (0.11)
                                                       --------------
Distributions from net realized gains ..............           (0.26)
                                                       -------------
Total distributions ................................           (0.37)
                                                       -------------
Net asset value, end of period .....................   $       11.08
                                                       =============
Total return (b) ...................................           15.04%
                                                       =============
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...............   $      10,853
Ratio of operating expenses to average net assets ..            0.18%(c)
Ratio of net investment income to average net assets            1.20%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed .....................            0.88%(c)
Portfolio turnover .................................           37%


---------
(a) Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.

                      See Notes to Financial Statements.

The Munder Institutional Funds
   Notes To Financial Statements, December 31, 1998
-----------------------------------------------------------------------------

1.    Organization and Significant Accounting Policies

      The Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997. The Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by Munder Capital Management (the "Advisor"), under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Futures Contracts: Each Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

      Options: The Funds may write put or call options on securities they own or have the right to acquire, and may purchase call or put options written by others. Options may relate to individual securities, stock indices, foreign currencies or futures contracts. The purchase of any of these instruments can result in the loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

      When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes an option, an amount equal to the premium received is recorded as a liability. The amount of this asset or liability is adjusted daily to reflect the current market value of the option. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it,

The Munder Institutional Funds
  Notes To Financial Statements, December 31, 1998
       (Continued)

-----------------------------------------------------------------------------

the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. When an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. For the year ended December 31, 1998, there were no options held by the Funds.

      Repurchase Agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

      As determined at December 31, 1998, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Munder Institutional Funds
  Notes To Financial Statements, December 31, 1998
       (Continued)

-----------------------------------------------------------------------------

      2.    Investment Advisor, Custodian and Other Related Party Transactions

      For its advisory services to the Munder Institutional S&P 500 Index Equity Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.07% of the value of the Fund's average daily net assets. For its advisory services to the Munder
Institutional S&P MidCap Index Equity Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.15% of the value of the Fund's average daily net assets.

      The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the year ended December 31, 1998, as follows:

                                                                        Fees Waived    Expenses Reimbursed
                                                                        -----------    -------------------
      Munder Institutional S&P 500 Index Equity Fund.........               $43,466               $ 99,879
      Munder Institutional S&P MidCap Index Equity Fund....                  12,831                 47,646

      Effective July 2, 1998 Comerica Bank ("Comerica") increased its ownership in the Advisor whereby it now owns approximately 88% of the Advisor. Comerica is the custodian and provides certain shareholder services to the Funds. Comerica does not receive compensation as custodian. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $6,988 for its shareholder services to the Funds for the year ended December 31, 1998.

      Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The fee consists of a $30,000 annual retainer, for services in such capacity plus $2,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.    Securities Transactions

      For the year ended December 31, 1998, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                               Purchases           Sales
                                                                               ---------           -----
Munder Institutional S&P 500 Index Equity Fund................                $ 3,660,856    $ 12,802,101
Munder Institutional S&P MidCap Index Equity Fund...........                   11,174,857       3,151,362

      At December 31, 1998, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $17,017,716 and $1,314,905 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund, respectively, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $2,831,076 and $1,122,334 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund, respectively.

The Munder Institutional Funds
  Notes To Financial Statements, December 31, 1998
       (Continued)

-----------------------------------------------------------------------------
4.    Common Stock

      At December 31, 1998, fifty million shares of $0.001 par value common stock were authorized for the Funds. Changes in common stock were as follows:

Munder Institutional S&P 500 Index Equity Fund

                                                                            Year Ended                     Period Ended
                                                                             12/31/98                      12/31/97
                                                               ----------------------------              --------------------------
                                                               Shares                Amount             Shares               Amount
                                                               ------                ------             ------               ------
Sold........................................                  143,105              $1,661,162           6,397,926        $63,674,977
Issued as reinvestment of dividends...                             --                     --                1,919             19,194
Redeemed.................................                  (1,015,429)           (10,819,194)                  --                 --
                                                           ----------            -----------             ---------      ------------
Net increase...............................                  (872,324)           $(9,158,032)           6,399,845        $63,694,171
                                                           ----------            -----------            ---------       ------------


Munder Institutional S&P MidCap Index Equity Fund

                                                                        Year Ended
                                                                          12/31/98
                                                           --------------------------------
                                                               Shares                Amount
                                                               ------                ------
Sold........................................                1,009,196            $10,110,510
Issued as reinvestment of dividends...                          1,026                  9,981
Redeemed.................................                     (30,655)              (321,884)
                                                            ---------            -----------
Net increase...............................                   979,567            $ 9,798,607
                                                            =========            ===========

5.    Organization Costs

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

              Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors of
St. Clair Funds, Inc, and
Shareholders of
Munder Institutional S&P 500 Index Equity Fund
Munder Institutional S&P MidCap Index Equity Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund (the "Funds") (two of the portfolios constituting St. Clair Funds, Inc.), as of December 31, 1998, and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P 500 Index Equity and Munder Institutional S&P MidCap Index Equity Funds of St. Clair Funds, Inc., at December 31, 1998, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                            /s/ Ernst & Young LLP
Boston, Massachusetts
February 12, 1999

The Munder Institutional Funds
    Tax Information, December 31, 1998 (Unaudited)

-----------------------------------------------------------------------------



Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders:

        Munder Institutional S&P 500 Index Equity Fund.............      47%
        Munder Institutional S&P MidCap Index Equity Fund..........       9%


The following amount has been designated as capital gain dividends for the purpose of the dividends paid deduction:

        Munder Institutional S&P 500 Index Equity Fund............. $ 70,202

                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Therese Hogan, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

ADMINISTRATOR & SUB-CUSTODIAN
               State Street Bank & Trust Company
               1776 Heritage Drive
               North Quincy, MA 02171

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116

                                          (OUTSIDE BACK COVER)

ANNINST1298

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.